Offsetting of financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 116,000		SFr 140,700
Offsetting	(108,900)		(130,000)
of which counterparty netting	(87,700)		(103,200)
of which cash collateral netting	(21,200)		(26,800)
Total net derivatives subject to enforceable master netting agreements	7,100		10,700
Total derivatives not subject to enforceable master netting agreements	5,200		6,800
Total net derivatives presented in the consolidated balance sheets	12,300		17,500
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	29,500		26,000
Securities sold under repurchase agreements, offsetting	(14,600)		(7,900)
Securities sold under repurchase agreements, net	14,900		18,100
Securities lending transactions, gross	3,000		3,500
Securities lending transactions, offsetting	0		0
Securities lending transactions, net	3,000		3,500
Obligation to return securities received as collateral, at fair value, gross	37,700		49,900
Obligation to return securities received as collateral, at fair value, offsetting	0		0
Obligation to return securities received as collateral, at fair value, net	37,700		49,900
Total subject to enforceable master netting agreements, gross	70,200		79,400
Total subject to enforceable master netting agreements, offsetting	(14,600)		(7,900)
Total subject to enforceable master netting agreements, net	55,600		71,500
Total not subject to enforceable master netting agreements	4,000		3,100
Total, gross	74,200		82,500
Total, net	59,600		74,600
of which reported at fair value	10,983	SFr 9,591	13,594
Amounts not offset in the consolidated balance sheets
Derivatives, net	7,100		10,700
Derivatives, financial instruments	1,400		2,200
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	5,700		8,500
Securities sold under repurchase agreements, net	14,900		18,100
Securities sold under repurchase agreements, financial instruments	14,900		18,100
Securities sold under repurchase agreements, cash collateral received/pledged	0		0
Securities sold under repurchase agreements, net exposure	0		0
Securities lending transactions, net	3,000		3,500
Securities lending transactions, financial instruments	2,600		3,200
Securities lending transactions, cash collateral received/pledged	0		0
Securities lending transactions, net exposure	400		300
Obligation to return securities received as collateral, at fair value, net	37,700		49,900
Obligation to return securities received as collateral, financial instruments	32,400		43,400
Obligation to return securities received as collateral, cash collateral received/pledged	0		0
Obligation to return securities received as collateral, at fair value, net exposure	5,300		6,500
Total financial liabilities subject to enforceable master netting agreements, net	62,700		82,200
Total financial liabilities subject to enforceable master netting agreements, financial instruments	51,300		66,900
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0		0
Total financial liabilities subject to enforceable master netting agreements, net exposure	11,400		15,300
Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	12,300		17,500
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0		0
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(14,600)		(7,900)
Total, gross	35,500		31,700
Total, net	20,900		23,800
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0		0
Total, gross	38,700		50,800
Total, net	38,700		50,800
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,100		5,500
Offsetting	(5,000)		(5,400)
Total net derivatives subject to enforceable master netting agreements	100		100
Amounts not offset in the consolidated balance sheets
Derivatives, net	100		100
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	88,700		114,100
Offsetting	(82,400)		(104,300)
Total net derivatives subject to enforceable master netting agreements	6,300		9,800
Amounts not offset in the consolidated balance sheets
Derivatives, net	6,300		9,800
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	22,200		21,100
Offsetting	(21,500)		(20,300)
Total net derivatives subject to enforceable master netting agreements	700		800
Amounts not offset in the consolidated balance sheets
Derivatives, net	700		800
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	52,400		70,900
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,700		4,600
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	48,600		65,700
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100		600
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	20,600		27,900
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200		200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	20,400		27,700
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	36,200		35,500
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	14,100		15,100
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	22,100		20,400
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,900		5,600
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,200		700
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,700		4,900
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	900		800
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	900		700
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0		100
Bank
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	116,000		140,800
Offsetting	(108,900)		(130,100)
of which counterparty netting	(87,800)		(103,200)
of which cash collateral netting	(21,100)		(26,900)
Total net derivatives subject to enforceable master netting agreements	7,100		10,700
Total derivatives not subject to enforceable master netting agreements	5,200		6,800
Total net derivatives presented in the consolidated balance sheets	12,300		17,500
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	29,600		26,100
Securities sold under repurchase agreements, offsetting	(14,600)		(7,900)
Securities sold under repurchase agreements, net	15,000		18,200
Securities lending transactions, gross	3,000		3,500
Securities lending transactions, offsetting	0		0
Securities lending transactions, net	3,000		3,500
Obligation to return securities received as collateral, at fair value, gross	37,700		49,900
Obligation to return securities received as collateral, at fair value, offsetting	0		0
Obligation to return securities received as collateral, at fair value, net	37,700		49,900
Total subject to enforceable master netting agreements, gross	70,300		79,500
Total subject to enforceable master netting agreements, offsetting	(14,600)		(7,900)
Total subject to enforceable master netting agreements, net	55,700		71,600
Total not subject to enforceable master netting agreements	4,000		3,100
Total, gross	74,300		82,600
Total, net	59,700		74,700
of which reported at fair value	11,080		13,688
Amounts not offset in the consolidated balance sheets
Derivatives, net	7,100		10,700
Derivatives, financial instruments	1,400		2,200
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	5,700		8,500
Securities sold under repurchase agreements, net	15,000		18,200
Securities sold under repurchase agreements, financial instruments	15,000		18,200
Securities sold under repurchase agreements, cash collateral received/pledged	0		0
Securities sold under repurchase agreements, net exposure	0		0
Securities lending transactions, net	3,000		3,500
Securities lending transactions, financial instruments	2,600		3,200
Securities lending transactions, cash collateral received/pledged	0		0
Securities lending transactions, net exposure	400		300
Obligation to return securities received as collateral, at fair value, net	37,700		49,900
Obligation to return securities received as collateral, financial instruments	32,400		43,400
Obligation to return securities received as collateral, cash collateral received/pledged	0		0
Obligation to return securities received as collateral, at fair value, net exposure	5,300		6,500
Total financial liabilities subject to enforceable master netting agreements, net	62,800		82,300
Total financial liabilities subject to enforceable master netting agreements, financial instruments	51,400		67,000
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0		0
Total financial liabilities subject to enforceable master netting agreements, net exposure	11,400		15,300
Bank | Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	12,300		17,500
Bank | Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0		0
Bank | Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(14,600)		(7,900)
Total, gross	35,600		31,800
Total, net	21,000		23,900
Bank | Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0		0
Total, gross	38,700		50,800
Total, net	38,700		50,800
Bank | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,100		5,500
Offsetting	(5,000)		(5,400)
Total net derivatives subject to enforceable master netting agreements	100		100
Amounts not offset in the consolidated balance sheets
Derivatives, net	100		100
Bank | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	88,700		114,200
Offsetting	(82,400)		(104,400)
Total net derivatives subject to enforceable master netting agreements	6,300		9,800
Amounts not offset in the consolidated balance sheets
Derivatives, net	6,300		9,800
Bank | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	22,200		21,100
Offsetting	(21,500)		(20,300)
Total net derivatives subject to enforceable master netting agreements	700		800
Amounts not offset in the consolidated balance sheets
Derivatives, net	700		800
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	52,400		70,900
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,700		4,600
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	48,600		65,700
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100		600
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	20,600		27,900
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200		200
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	20,400		27,700
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	36,200		35,500
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	14,100		15,100
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	22,100		20,400
Bank | Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,900		5,600
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,200		700
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,700		4,900
Bank | Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	900		900
Bank | Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	900		800
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 0		SFr 100